Net Gain on Sale of Owned Fleet Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	106,348	104,445	107,410
Gain on sale of owned fleet containers, net | $	$ 27,230	$ 21,397	$ 36,071
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	51,541	52,319	28,291
Gain on sale of owned fleet containers, net | $	$ 15,451	$ 6,665	$ 14,563
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	54,807	52,126	79,119
Gain on sale of owned fleet containers, net | $	$ 11,779	$ 14,732	$ 21,508